Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Basis of presentation
Basis of presentation
The accompanying financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (US GAAP). Any reference in these notes to applicable guidance is meant to refer to U.S. GAAP, as found in the Accounting Standards Codification, (ASC), and Accounting Standards Update, (ASU), of the Financial Accounting Standards Board (FASB).

Use of estimates
Use of estimates
The preparation of financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expense during the reporting period. The most significant estimates relate to the determination of fair value of the Company’s common stock and convertible preferred stock, determination of the fair value of the convertible preferred stock tranche liabilities and stock-based
compensation. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, and makes adjustments when facts and circumstances dictate.

Cash and cash equivalents
Cash and cash equivalents
The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents. Cash and cash equivalents are recorded at cost, which approximates fair value. As of December 31, 2022 and 2021, cash and cash equivalents consisted primarily of checking and money market funds composed of US government obligations.

Restricted cash
Restricted cash
The Company classifies all cash whose use is limited by contractual provisions as restricted cash. Restricted cash arises from the requirement for the Company to maintain cash of $54,000 as collateral for a sublease with the facility’s landlord. As of December 31, 2022 and 2021, $54,000 of restricted cash was recorded in restricted cash in the balance sheets.

Concentrations of credit risk and off-balance sheet risk
Concentrations of credit risk and
off-balance
sheet risk
The Company maintains its cash accounts and money market fund that at times exceed insured limits. As of December 31, 2022 and 2021, the Company’s cash balances exceeded those that are federally insured. To date, the Company has not recognized any losses caused by uninsured balances.

Fair value measurements
Fair value measurements
Financial assets and liabilities recorded at fair value on a recurring basis in the balance sheets are categorized based upon the level of judgment associated with the inputs used to measure their fair values. Fair value is defined as the price the Company would receive to sell an investment in a timely transaction or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. A framework is used for measuring fair value utilizing a three-tier hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).
The three levels of the fair value hierarchy are as follows:

•	Level 1—Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

•	Level 2—Quoted prices in markets that are not considered to be active or financial instrument valuations for which all significant inputs are observable, either directly or indirectly; and

•	Level 3—Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
Financial instruments are categorized in their entirety based on the lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement requires judgment and considers factors specific to the investment. To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3.
The Company monitors the availability of inputs that are significant to the measurement of fair value to assess the appropriate categorization of financial instruments within the fair value hierarchy. Changes in economic conditions or model-based valuation techniques may require the transfer of financial instruments from one fair value level to another. In such instances, the Company’s policy is to recognize significant transfers between levels at the end of the reporting period. The significance of transfers between levels is evaluated based upon the nature of the financial instrument and size of the transfer relative to total net assets available for benefits.
The Company’s cash and cash equivalents, prepaid expenses and other current assets, accounts payable and accrued expenses and other current liabilities approximate their fair value due to their short maturities.

Deferred offering costs
Deferred offering costs
Deferred offering costs, consisting of legal, accounting and other fees and costs relating to the Company’s previously planned Initial Public Offering (IPO) and the Merger were capitalized and recorded on the balance sheets. During the year ended December 31, 2022, the Company expensed its previously capitalized deferred offering costs related to the previously planned IPO, which totaled $1.7 million, to general and administrative expenses, in the statement of operations and comprehensive loss. Deferred offering costs capitalized as of December 31, 2022 and 2021 were $4.0 million and $1.7 million, respectively.

Property and equipment, net
Property and equipment, net
Property and equipment are recorded at cost. Expenditures for repairs and maintenance are expensed as incurred. When assets are retired or disposed of, the assets and related accumulated depreciation are eliminated from the accounts, and any resulting gain or loss is included in the determination of net income or loss. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets. Leasehold improvements are amortized over the shorter of the lease term or the estimated useful life of the asset.
The Company’s property and equipment consist of laboratory equipment and employee-related computers with estimated useful lives of three to five years
.

Impairment of long-lived assets
Impairment of long-lived assets
The Company evaluates long-lived assets, which consist of laboratory equipment and computers, for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds the fair value of the asset. To date, no impairments have been recognized in the Company’s financial statements.

Leases
Leases
The Company elected to early adopt ASU
No. 2016-02,
Leases (ASC 842) and its associated amendments as of January 1, 2020. In June 2020, the Company entered into a sublease agreement under which it leased laboratory and office facilities which the Company determined to be an operating lease. At the inception of a contractual arrangement, the Company determines whether the contract contains a lease by assessing whether there is an identified asset and whether the contract conveys the right to control the use of the identified asset in exchange for consideration over a period of time. If both criteria are met, the Company records the associated lease liability and corresponding right-of-use
asset (ROU) upon commencement of the lease using the implicit rate or a discount rate based on a credit-adjusted secured borrowing rate commensurate with the term of the lease. Operating lease assets represent a right to use an underlying asset for the lease term and operating lease liabilities represent an obligation to make lease payments arising from the lease. Operating lease liabilities with a term greater than one year and their corresponding right-of-use
assets are recognized on the balance sheet at the commencement date of the lease based on the present value of lease payments over the expected lease term. As the Company’s lease does not provide an implicit rate, the Company utilizes the appropriate incremental borrowing rate, determined as the rate of interest that the Company would have to pay to borrow on a collateralized basis over a similar term and in a similar economic environment. Lease cost is recognized on a straight-line basis over the lease term and variable lease payments are recognized as operating expenses in the period in which the obligation for those payments is incurred. Variable lease payments primarily include common area maintenance, utilities, real estate taxes, insurance, and other operating costs that are passed on from the lessor in proportion to the space leased by the Company. The Company has elected the practical expedient to not separate between lease and non-lease
components.
Operating ROU assets are reflected in ROU assets. Operating lease liabilities are reflected in accrued expenses and other current liabilities, and other non-current
liabilities.

Convertible preferred stock
Convertible preferred stock
The Company classifies convertible preferred stock outside of stockholders’ deficit on its balance sheet as the requirements of triggering a deemed liquidation event are not within the Company’s control. In the event of a deemed liquidation event, the proceeds from the event are distributed in accordance with liquidation preferences (Note 9). The Company records the issuance of convertible preferred stock at the issuance price less related issuance costs and less any discount arising on allocation of proceeds to one or more derivative features. The Company has not adjusted the carrying values of the convertible preferred stock to its liquidation preference because of the uncertainty as to whether a deemed liquidation event may occur.

Research and development expenses
Research and development expenses
The Company expenses research and development costs as incurred. Research and development expenses consist primarily of costs incurred for the discovery and development of its product candidates and include consultants and supplies to conduct clinical, preclinical, and non-clinical
studies, costs to acquire, develop and manufacture supplies for preclinical and clinical testing and other studies, expenses incurred under agreements with contract research organizations, and salaries and related costs, including equity-based compensation, as well as depreciation and other allocated facility-related and overhead expenses. Advance payments for goods or services for future research and development activities are deferred and expensed as the goods are delivered or the related services are performed.
The Company estimates clinical and preclinical study expenses based on the services performed pursuant to contracts with research institutions and clinical research organizations that conduct and manage preclinical studies and clinical trials on the Company’s behalf. In addition, clinical, preclinical, and non-clinical
study materials are manufactured by contract manufacturing organizations. In accruing for these services, the Company estimates the time period over which services will be performed and the level of effort to be expended in each period. These estimates are based on communications with the third-party service providers and the Company’s estimates of accrued expenses and on information available at each balance sheet date. If the actual timing of the performance of services or the level of effort varies from the estimate, the Company will adjust the accrual accordingly.

Stock-based compensation
Stock-based compensation
The Company measures and records the expense related to stock-based payment awards based on the estimated grant date fair value of those awards. The Company recognizes stock-based compensation expense over the requisite service period of the individual award, generally equal to the vesting period and uses the straight-line method to recognize stock-based compensation. The Company uses the Black-Scholes option pricing model to determine the fair value of the stock awards. The Black-Scholes option pricing model requires the Company to make assumptions and judgements about the variables used in the calculations, including the fair value of common stock, expected term, expected volatility of its common stock, risk-free interest rate and expected dividend yield. As the stock-based compensation is based on awards ultimately expected to vest, it is reduced by forfeitures, which the Company accounts for as they occur.
The Company classifies equity-based compensation expense in the statement of operations and comprehensive loss in the same manner in which the award recipients’ payroll costs are classified or in which the award recipients’ service payments are classified.
Black-Scholes requires the use of subjective assumptions which determine the fair value of stock-based awards. These assumptions include:

•
Fair Value of Common Stock—As there has been no public market for the Company’s common stock to date, the estimated fair value of the Company’s common stock has been determined by the board of directors as of the date of each option grant with input from management, considering the most recently available third-party valuation of common stock.

•
Expected Term—The expected term represents the period that the Company’s options are expected to be outstanding and is determined using the simplified method (based on the mid-point
between the vesting date and the end of the contractual term). The Company has very limited historical information to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior for its stock option grants.

•
Expected Volatility—The expected stock price volatilities are estimated based on the historical and implied volatilities of comparable publicly traded companies as the Company does not have sufficient history of trading its common stock.

•	Risk-Free Interest Rate—The risk-free interest rates are based on U.S. Treasury yields in effect at the grant date for notes with comparable terms as the awards.

•
Expected Dividend Yield—The Company has never paid dividends on its common stock and has no plans to pay dividends on the Company’s common stock. Therefore, the Company used an expected dividend of zero.

The assumptions underlying these valuations represented the Company’s board and management’s best estimates, which
involved inherent uncertainties and the application of management’s judgment. As a result, if the Company had used significantly different assumptions or estimates, the fair value of its stock-based compensation expense could be materially different.

Income taxes
Income taxes
Income taxes are accounted for using the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts or existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using the enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period of enactment. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.
The Company has generated net losses since inception and accordingly has not recorded a provision for income taxes.
The Company recognizes a tax benefit from an uncertain tax position if it is more likely than not that the tax position will be sustained upon examination by the tax authorities, based on the merits of the position. The Company’s policy is to recognize interest and penalties related to the underpayment of income taxes as a component of its provision for income taxes. To date, there have been no interest or penalties charged in relation to the unrecognized tax benefits.

Net loss per share
Net loss per share
The Company calculates basic and diluted net loss per share attributable to common stockholders in conformity with the two-class
method required for participating securities. Convertible preferred stock is a participating security in distributions of the Company. The net loss attributable to common stockholders is not allocated to the convertible preferred shares as the holders of convertible preferred shares do not have a contractual obligation to share in losses. Cumulative dividends on preferred shares are added to net loss to arrive at net loss available to common stockholders.
Under the
two-class
method, basic net loss per share of common stock is computed by dividing net loss by the weighted-average number of shares of common stock outstanding during each period. The weighted-average number of shares of common stock outstanding used in the basic net loss per share calculation does not include unvested restricted common stock as these shares are considered contingently issuable shares until they vest.
Diluted net loss per share of common stock includes the effect, if any, from the potential exercise or conversion of securities, such as convertible preferred stock, stock options and unvested early exercised common stock and unvested restricted common stock, which would result in the issuance of incremental shares of common stock. For diluted net loss per share, the weighted-average number of shares of common stock is the same for basic net loss per share due to the fact that when a net loss exists, dilutive securities are not included in the calculation as the impact is anti-dilutive. For all periods presented, basic and diluted net loss per share were the same, as any additional share equivalents would be anti-dilutive.

Segments
Segments
The Company operates in one segment and, accordingly, no segment disclosures have been presented herein. The Company’s chief executive officer, who is the chief operating decision maker, reviews financial information on an aggregate basis for allocating and evaluating financial performance.

Comprehensive income (loss)
Comprehensive income (loss)
Other comprehensive income (loss) is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner
sources. The Company did not have any items that required classification as other comprehensive income (loss).

Emerging growth company status
Emerging growth company status
The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (JOBS Act). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act, until such time as those standards apply to private companies. The Company has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that it (i) is no longer an emerging growth company or (ii) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. As a result, these financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates.

Recently issued accounting pronouncements adopted
Recently issued accounting pronouncements adopted
In December 2019, the FASB issued ASU
2019-12,
Simplifying the Accounting for Income Taxes (ASU
2019-12).
ASU
2019-12
eliminates certain exceptions related to the approach for intra-period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. It also clarifies and simplifies other aspects of the accounting for income taxes. This guidance was effective for fiscal years beginning after December 15, 2021. The Company adopted
ASU 2019-12
on
January 1, 2022
, and the adoption did not have a material impact.